[DECHERT LETTERHEAD]

November 14, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Russell Investment Company

File Nos. 002-71299 and 811-3153

Dear Sir or Madam:

Transmitted herewith on behalf of Russell Investment Company (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to four series of the Trust. The interactive data relates to a supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) on October 26, 2011.

The Prospectus was filed April 28, 2011 with the Securities and Exchange Commission via electronic transmission as part of Post-Effective Amendment No. 153 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7139 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Leah Schubert
Leah Schubert

cc:	John V. O’Hanlon

Mary Beth Rhoden